Direxion Daily 20+ Year Treasury Bond Bull 1.25X Shares
Direxion Daily 20+ Year Treasury Bond Bull 1.25X Shares
Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 125% of the performance of the NYSE 20 Year Plus Treasury Bond Index. The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund seeks daily leveraged investment results relative to the Index and is different and riskier than similarly benchmarked exchange-traded funds that do not use leverage. Therefore, the Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Direxion Daily 20+ Year Treasury Bond Bull 1.25X Shares
Management Fees	[1]	0.45%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses of the Fund	[1][2]	0.28%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses	[1]	0.75%
Expense Cap/Reimbursement	[1]	(0.23%)
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	[1]	0.52%
[1]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2016, to the extent that the Fund's Total Annual Operating Expenses exceed 0.50% of the Fund's daily net assets (excluding, as applicable, among other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.
[2]	Other Expenses are estimated for the Fund's current fiscal year.

Expense Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Direxion Daily 20+ Year Treasury Bond Bull 1.25X Shares	53	217

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its assets in U.S. government securities that comprise the NYSE 20 Year Plus Treasury Bond Index (“Index”) and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, floors and collars; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund invests the remainder of its assets in money market funds, depository accounts with institutions with high quality credit ratings or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a multi-security index that includes all qualified U.S. Treasury bonds. Bonds eligible for inclusion must be: U.S. Treasury Bonds; bullet or callable issues with fixed coupon payments; denominated in U.S. Dollars; and have a maturity of 20 or more years at issuance. The Index rebalances monthly, after the close of trading on the last business day of each month, with coupons re-invested in the index. The weighting of the bonds in each index is reset during the rebalance to represent the market value of each issue. The Fund will concentrate its investment (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

The Fund may gain leveraged exposure to only a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. The Fund gains this exposure either by directly investing in the underlying securities of the Index or by investing in derivatives that provide leveraged exposure to those securities. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund invests in derivatives as a substitute for investing directly in a security in order to gain leveraged exposure to the Index or its components. The Fund seeks to remain fully invested at all times consistent with its stated investment objective. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 125% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance increases.

Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further engage in frequent trading.

Principal Investment Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its investment objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, its performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

The Adviser utilizes a quantitative methodology to select investments for the Fund. Although this methodology is designed to correlate the Fund’s daily performance with 125% of the daily performance of the Index, there is no assurance that such methodology will be successful and will enable the Fund to achieve its investment objective.

Aggressive Investment Techniques Risk

The Fund uses investment techniques that may be considered aggressive and may entail significantly higher than normal risk. Risks associated with the use of futures contracts, forward contracts, options and swap agreements include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or an asset class without actually purchasing those securities or investments. These financial instruments may include, but are not limited to, swap agreements. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Index Correlation/Tracking Risk

There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transactions costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. In addition, the target amount of portfolio exposure to the Index is impacted dynamically by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to its Index increases on days when the Index is volatile near the close of the trading day. Activities surrounding periodic index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily leveraged investment objective.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investment in derivatives, such as swaps, futures and forward contracts, and options, that may be considered aggressive. The use of derivatives may result in larger losses or smaller gains than investing in the underlying securities directly. Investments in these derivatives may generally be subject to market risks that cause their prices to fluctuate more than an investment directly in a security and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks such as counterparty risk, liquidity risk and increased daily correlation risk. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying reference assets and the derivative, which may prevent the Fund from achieving its investment objective. The Fund may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the Index. The performance of this underlying ETF may not track the performance of the Index due to fees and other costs borne by the ETF and other factors. Thus, to the extent that the Fund invests in swaps that use an ETF as an underlying reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund used swaps that utilized the Index securities as a reference or as an underlying asset. Any financing, borrowing or other costs associated with using derivatives may also have the effect of lowering the Fund’s return. In addition, the Fund’s investments in derivatives, as of the date of this Prospectus, are subject to the following risks:

Futures Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts.

Forward Contracts. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its investment objective.

Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index. Total return swaps are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk of the swaps themselves.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are 125% of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of a daily investment objective may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target –125% generally will not equal the Fund’s performance over that same period. If adverse daily performance of the Fund’s Index reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Fund’s Index increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase correspondingly.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in 125% of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform 125% of the return of its underlying index in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period and is shown to illustrate how holding the Fund for a period longer than one day may negatively impact investment return. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the Index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. As shown below, the Fund would be expected to lose 4.4% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75% and the Index return for the year was 0%, the hypothetical loss for a one year period for the Fund widens to approximately 24.6%.

At higher ranges of volatility, there is a chance of a significant loss of value in the Fund. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose over 32.3% of its value, even if the cumulative Index return for the year was 0%.

Table 1

One Year Index Return	125% One Year Index Simple Return	Volatility Rate
		10%	25%	50%	75%	100%
–60%	–75%	–68.6%	–70.1%	–74.3%	–78.3%	–81.3%
–50%	–63%	–58.4%	–60.3%	–65.0%	–70.3%	–74.3%
–40%	–50%	–47.7%	–49.9%	–55.7%	–61.8%	–66.6%
–30%	–38%	–36.5%	–39.0%	–45.9%	–52.7%	–58.5%
–20%	–25%	–24.9%	–27.8%	–35.6%	–43.6%	–50.0%
–10%	–13%	–13.0%	–16.3%	–25.2%	–34.2%	–41.1%
0%	0%	–0.8%	–4.4%	–13.8%	–24.6%	–32.3%
10%	13%	11.8%	7.6%	–2.9%	–14.4%	–23.0%
20%	25%	24.6%	20.0%	7.8%	–4.3%	–14.3%
30%	38%	37.7%	32.5%	18.4%	5.5%	–5.0%
40%	50%	51.0%	45.1%	29.8%	15.8%	5.5%
50%	63%	64.5%	57.9%	40.7%	25.3%	14.8%
60%	75%	78.2%	70.8%	51.8%	35.5%	23.8%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2014 was 13.74%. The Index’s highest volatility rate for any one calendar year during the five-year period was 20.10% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2014 was 10.61%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the underlying Index such as swaps, may differ from the volatility of the Index.

For additional information and examples demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

High Portfolio Turnover Risk

Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s shares on such exchanges as the NYSE Arca, Inc., could cause more frequent creation and redemption activities which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. Because the Fund invests in long-term bonds, the effect of increasing interest rates may be more pronounced than investment in intermediate-term or short-term bonds. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 125% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had $100 in net assets at the market close, it would seek $125 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to $126.25 and the net assets will have risen by that $1.25 gain to $101.25. With net assets of $101.25 and exposure of $126.26, a purchaser at that point would be receiving 124.7% exposure of her investment instead of 125%.

Leverage Risk

To achieve its daily investment objective, the Fund obtains investment exposure in excess of its assets by utilizing leverage and may lose more money in market conditions that are adverse to its daily objective than a similar fund that does not utilize leverage. If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 1.25% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 80%. Further, purchasing shares during a day may result in greater than 125% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index, thus adversely affecting Fund performance.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Money Market Instrument Risk

The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the short-term debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. There is no guarantee that money market instruments will maintain a stable value, and they may lose money.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset value (“NAV”) and total return may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Other Investment Companies (including ETFs) Risk

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies or ETFs. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company and ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Special Risks of Exchange-Traded Funds

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Given the fact that Shares can be created and redeemed in creation units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance

No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxioninvestments.com/etfs?producttab=performance or by calling the Fund toll free at 1-866-476-7523.